As filed with the U.S. Securities and Exchange Commission on August 8, 2014

Securities Act File No. 33-26305

Investment Company Act File No. 811-05742

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 382	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 384

(Check appropriate box or boxes)

BLACKROCK FUNDSSM

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock FundsSM

55 East 52nd Street, New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: Frank P. Bruno, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019-6099	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest, par value, $.001 per share.

This filing relates solely to BlackRock Multi-Manager Alternative Strategies Fund. BlackRock Cayman Multi-Manager Alternatives Fund, Ltd. has also executed this registration statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on August 8, 2014.

BLACKROCK FUNDSSM ON BEHALF OF
BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND (FORMERLY BLACKROCK MULTI-MANAGER ALTERNATIVES FUND)

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ JOHN M. PERLOWSKI John M. Perlowski	President and Chief Executive Officer (Principal Executive Officer)	August 8, 2014

/s/ NEAL J. ANDREWS Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	August 8, 2014

DAVID O.BEIM* David O. Beim	Trustee

FRANK J. FABOZZI* Frank J. Fabozzi	Trustee

RONALD W. FORBES* Ronald W. Forbes	Trustee

DR. MATINA S. HORNER* Dr. Matina S. Horner	Trustee

RODNEY D. JOHNSON* Rodney D. Johnson	Trustee

HERBERT I. LONDON* Herbert I. London	Trustee

IAN A. MACKINNON* Ian A. MacKinnon	Trustee

CYNTHIA A. MONTGOMERY* Cynthia A. Montgomery	Trustee

JOSEPH P. PLATT* Joseph P. Platt	Trustee

ROBERT C. ROBB, JR.*	Trustee
Robert C. Robb, Jr.

TOBY ROSENBLATT*	Trustee
Toby Rosenblatt

KENNETH L. URISH*	Trustee
Kenneth L. Urish

FREDERICK W. WINTER*	Trustee
Frederick W. Winter

PAUL L. AUDET*	Trustee
Paul L. Audet

HENRY GABBAY*	Trustee
(Henry Gabbay)

*By:	/s/ BENJAMIN ARCHIBALD	August 8, 2014
Benjamin Archibald (Attorney-in-Fact)

SIGNATURES

BlackRock Cayman Multi-Manager Alternatives Fund, Ltd. has duly caused this Registration Statement of BlackRock Funds SM, on behalf of BlackRock Multi-Manager Alternative Strategies Fund (formerly BlackRock Multi-Manager Alternatives Fund) with respect only to information that specifically relates to BlackRock Cayman Multi-Manager Alternatives Fund, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on August 8, 2014.

BLACKROCK CAYMAN MULTI-MANAGER ALTERNATIVES FUND, LTD.

By:	/s/ PAUL L. AUDET
(Paul L. Audet, Director)

This Registration Statement of BlackRock Funds SM, on behalf of BlackRock Multi-Manager Alternative Strategies Fund (formerly BlackRock Multi-Manager Alternatives Fund), with respect only to information that specifically relates to BlackRock Cayman Multi-Manager Alternatives Fund, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signature	Title	Date

/s/ PAUL L. AUDET (Paul L. Audet)	Director, BlackRock Cayman Multi-Manager Alternatives Fund, Ltd.	August 8, 2014

/s/ HENRY GABBAY (Henry Gabbay)	Director, BlackRock Cayman Multi-Manager Alternatives Fund, Ltd.	August 8, 2014

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase